ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions					12 Months Ended
	Apr. 29, 2025	Dec. 23, 2024	Sep. 12, 2024	Jan. 12, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Business acquisition, proforma revenue					$ 850
Business acquisition, proforma income					$ 110
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	15.00%	15.00%
Cash	$ 45	$ 22
Total consideration	$ 179	$ 55
Proportion of ownership interest in subsidiary	31.00%	31.00%
Intangible assets	$ 1,330	$ 619
Identifiable assets acquired (liabilities assumed)	179	55
Brazilian electricity transmission operation | Mantiqueira Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	$ 145
Proportion of ownership interest in subsidiary	100.00%
Brazilian electricity transmission operation | Chimarrão Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		$ 72
Proportion of ownership interest in subsidiary		100.00%
Indian telecom tower operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			16.00%
Cash			$ 2,041
Total consideration			2,041
Equity funded consideration			140
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			5
Property, plant and equipment			1,785
Lease assets as of acquisition date			800
Intangible assets			$ 582
Useful life measured as period of time, intangible assets other than goodwill			20 years
Identifiable assets acquired (liabilities assumed)			$ 2,041
Indian telecom tower operation | ATC India Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 800
Cyxtera core bata center portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				29.00%
Cash				$ 803
Total consideration				803
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				50
Property, plant and equipment				2,334
Intangible assets				379
Gain recognised in bargain purchase transaction				554
Identifiable assets acquired (liabilities assumed)				1,357
Cyxtera core bata center portfolio | Land and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				800
Cyxtera core bata center portfolio | Remeasured lease assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				1,200
Cyxtera core bata center portfolio | Favourable lease assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				300
Cyxtera core bata center portfolio | BIPC holdings
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction				$ 200